Schedule of computation of earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net profit attributable to FinVolution Group’s ordinary shareholders	$ 326,488	¥ 2,383,146	¥ 2,340,835	¥ 2,266,382
Denominator:
Weighted average number of ordinary shares outstanding—basic	1,287,853,207	1,287,853,207	1,374,713,018	1,412,648,862
Net profit per share attributable to FinVolution Group’s ordinary shareholders —basic | (per share)	$ 0.25	¥ 1.85	¥ 1.70	¥ 1.60
Net profit attributable to FinVolution Group’s ordinary shareholders | ¥		¥ 2,383,146	¥ 2,340,835	¥ 2,266,382
Weighted average number of ordinary shares outstanding—diluted	1,320,229,492	1,320,229,492	1,402,947,561	1,454,291,316
Net profit per share attributable to FinVolution Group’s ordinary shareholders —diluted | (per share)	$ 0.25	¥ 1.81	¥ 1.67	¥ 1.56
Share-Based Payment Arrangement, Option [Member]
Denominator:
Ordinary shares issuable upon the vesting of outstanding RSUs using the treasury stock method	814,226	814,226	1,395,803	2,330,707
Restricted Stock Units (RSUs) [Member]
Denominator:
Ordinary shares issuable upon the vesting of outstanding RSUs using the treasury stock method	31,562,059	31,562,059	26,838,740	39,311,747